Accounts Payable and Accrued Liabilities (Tables)	3 Months Ended	6 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Schedule of Accounts Payable and Accrued Liabilities

The following table presents the composition of accounts payable and accrued liabilities:

	March 31, 2017	December 31, 2016
Accounts Payable	$24,365	$1,318
Accrued Expenses	10,000	—
Accounts payable and accrued expense	$34,365	$1,318

Save on Transport Inc [Member]
Schedule of Accounts Payable and Accrued Liabilities	The following table presents the composition of accounts payable and accrued liabilities:
December 31, 2016
Legal and Professional	$1,318
Accounts payable and accrued liabilities	$1,318